Capital Reserve - Summary of Capital Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reserves Within Equity [Line Items]
Opening carrying amount	$ 19,979	$ 16,007	$ 9,772
Share warrants exercised/repurchased/cancelled and replaced with new shares (Note 12)		545
Share capital issue (Note 10), net of issuance costs	35,910	3,427	6,235
Transfer from share capital reserve upon change of par value	64
Closing carrying amount	$ 55,953	$ 19,979	$ 16,007